Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 7,727,698	$ 7,446,447
Trade receivables, net	5,072,869	4,186,239
Related parties receivables	52,706	13,925
Recoverable taxes	1,029,808	966,770
Other receivables, net	551,955	755,142
Prepaid expenses	854,353	798,400
Inventory	9,073,599	8,243,213
Total current assets	24,362,988	22,410,136
Non-current related parties receivables	648,281	648,281
Non-current loans to related parties	1,008,743	923,257
Non-current inventory, net	1,210,327	960,373
Property, plant and equipment, net	15,950,352	16,737,595
Intangible assets and other non-current assets, net	2,322,956	2,335,117
Total assets	45,503,647	44,014,759
Current liabilities:
Short-term debt	6,020	5,700
Accounts payable trade	5,347,325	4,179,830
Related parties payable	351,511	241,526
Other accrued liabilities	1,266,512	1,547,214
Payable tax	217,431	193,510
Income tax	1,237,967	1,118,697
Total current liabilities	8,426,766	7,286,477
Non-current liabilities:
Employee benefits	161,864	123,368
Deferred income tax	3,638,521	3,410,106
Other liabilities	257,837	585,031
Total Non-current liabilities	4,058,222	4,118,505
Total liabilities	12,484,988	11,404,982
Contingencies and Commitments
Stockholders' equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	20,795,069	19,986,881
Repurchase of own capital stock reserve	2,898,348	2,940,332
Cumulative effect by translation of foreign subsidiaries	1,881,731	2,250,263
Total controlling interest	32,982,649	32,584,977
Non-controlling interest	36,010	24,800
Total stockholders' equity	33,018,659	32,609,777
Total liabilities and stockholders' equity	$ 45,503,647	$ 44,014,759